Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Jul. 25, 2018
C000202617
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 8,291	$ 7,260	$ 7,909	$ 11,154	$ 12,163	$ 9,598	$ 8,017	$ 9,579
C000202616
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 8,796	7,677	8,347	11,745	12,776	10,050	8,380	10,000
MSCI China All Shares Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Account Value	$ 9,470	8,425	8,975	12,408	13,471	9,716	8,674	10,000
MSCI China All Shares Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Account Value	$ 9,470	$ 8,425	$ 8,975	$ 12,408	$ 13,471	$ 9,716	$ 8,674	$ 10,000